Mezzanine Equity (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 08, 2018	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Aug. 08, 2021	Aug. 08, 2020	Aug. 08, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Aug. 07, 2018
Redeemable Noncontrolling Interest [Line Items]
Net (income) loss attributable to redeemable noncontrolling interests		$ 310	$ (90)	$ 289	$ (151)				$ 1,438	$ 1,484	$ 1,147
Amortization of preferred stock discount		(484)	0	(975)	0				$ (730)	0	0
Redemption price (in dollars per share)									$ 0.001
Preferred dividends		$ 2,791	$ 0	$ 5,583	$ 0				$ 4,466	$ 0	0
Preferred dividends (in dollars per share)		$ 0.3438	$ 0	$ 0.6875	$ 0				$ 0.3438
Series B Convertible Preferred Stock
Redeemable Noncontrolling Interest [Line Items]
Preferred stock, shares issued (in shares)	8,120,000		8,120,000		8,120,000				8,120,000	0		8,120,000
Premier
Redeemable Noncontrolling Interest [Line Items]
Equity interest issued, value assigned	$ 203,000
Voting rights limit term	5 years
Voting rights limit	25.00%
Premier | Series B Convertible Preferred Stock
Redeemable Noncontrolling Interest [Line Items]
Equity interest issued, value assigned	$ 203,000
Share price (in dollars per share)	$ 140
Equity interest issued (in shares)	1,450,000
Redemption increments amount	$ 25,000
Redemption term minimum before closing	15 days
Redemption price (in dollars per share)	$ 25.125
Premier | Series B Convertible Preferred Stock | Scenario, Forecast
Redeemable Noncontrolling Interest [Line Items]
Dividend rate						6.50%	6.00%	5.50%
Ashford Holdings
Redeemable Noncontrolling Interest [Line Items]
Net (income) loss attributable to redeemable noncontrolling interests		$ 6	$ (18)	$ 10	$ (6)				$ (9)	$ 19	4
Redeemable noncontrolling interests		0.20%		0.20%
JSAV
Redeemable Noncontrolling Interest [Line Items]
Net (income) loss attributable to redeemable noncontrolling interests		$ 133	(295)	$ (94)	(650)				$ 361	$ 136	0
Redeemable noncontrolling interests		11.80%		11.80%					15.00%	15.00%
OpenKey
Redeemable Noncontrolling Interest [Line Items]
Net (income) loss attributable to redeemable noncontrolling interests		$ 171	$ 223	$ 373	$ 505				$ 1,086	$ 1,329	$ (1,143)
Redeemable noncontrolling interests		28.15%		28.15%					29.65%	39.59%
Ashford LLC
Redeemable Noncontrolling Interest [Line Items]
Redeemable noncontrolling interests		0.17%		0.17%					0.17%	0.20%